PRUDENTIAL SMALL-CAP INDEX FUND

PRUDENTIAL BOND MARKET INDEX FUND

PRUDENTIAL PACIFIC INDEX FUND

PRUDENTIAL EUROPE INDEX FUND


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PROSPECTUS DATED JUNE 18, 1997, AS SUPPLEMENTED SEPTEMBER 24, 1997
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Prudential Dryden Fund (the Company) is a diversified, open-end, management investment company comprised of six separate portfolios, or series (each a Fund and collectively, the Funds). This Prospectus relates to the following Funds:
Prudential Small-Cap Index Fund, Prudential Bond Market Index Fund, Prudential Pacific Index Fund and Prudential Europe Index Fund. Each Fund and its corresponding investment objective is described below:

   FUND                                INVESTMENT OBJECTIVE
   ----                                --------------------
Prudential Small-Cap      Seeks to provide investment results that correspond
  Index Fund              to the price and yield performance of a broad-based
                          index of small cap stocks, currently the Standard &
                          Poor's 600 Small Capitalization Stock Index.

Prudential Bond Market    Seeks to provide investment results that correspond
  Index Fund              to the total return performance of a broad-based
                          index of fixed-income securities, currently the Lehman Brothers Aggregate Index.

Prudential Pacific        Seeks to provide investment results that correspond
  Index Fund              to the price and yield performance of a broad-based
                          index of securities of issuers in the Pacific region, currently the Morgan Stanley Capital International
                          Pacific Free Index.

Prudential Europe         Seeks to provide investment results that correspond
  Index Fund              to the price and yield performance of a broad-based
                          index of securities of European issuers, currently the Morgan Stanley Capital International Europe
                          Index.


There can be no assurance that the investment objective of any Fund will be achieved. See "How the Funds Invest--Investment Objectives and Policies." The Funds' address is Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, and their telephone number is (800) 225-1852.


This Prospectus sets forth concisely the information about the Funds that a prospective investor should know before investing. Additional information about the Funds has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated June 18, 1997, which information is incorporated herein by reference (is legally considered a part of this Prospectus) and is available without charge upon request to the Funds at the address or telephone number noted above.

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Investors are advised to read this Prospectus and retain it for future reference.
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THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

================================================================================
                                 FUND HIGHLIGHTS
================================================================================

     The following summary is intended to highlight certain information contained in this Prospectus and is qualified in its entirety by the more detailed information appearing elsewhere herein.

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WHAT IS EACH FUND?

     The Company is comprised of six portfolios or series, four of which are the following: Prudential Small-Cap Index Fund, Prudential Bond Market Index Fund, Prudential Pacific Index Fund and Prudential Europe Index Fund (each a Fund and collectively, the Funds). Technically, the Company is a diversified, open-end, management investment company comprised of separate series, each of which operates as a separate mutual fund. A mutual fund pools the resources of investors by selling its shares to the public and investing the proceeds of such sale in a portfolio of securities designed to achieve its investment objective.

WHAT IS THE INVESTMENT OBJECTIVE OF EACH FUND?


     The investment objective of Prudential Small-Cap Index Fund is to seek to provide investment results that correspond to the price and yield performance of a broad-based index of small cap stocks; currently, the Fund uses the Standard & Poor's 600 Small Capitalization Stock Index (S&P 600 Index) for that purpose. The investment objective of Prudential Bond Market Index Fund is to seek to provide investment results that correspond to the total return performance of a broad-based index of fixed-income securities; currently, the Fund uses the Lehman Brothers Aggregate Index for that purpose. The investment objective of Prudential Pacific Index Fund is to seek to provide investment results that correspond to the price and yield performance of a broad-based index of securities of issuers in the Pacific region; currently, the Fund uses the Morgan Stanley Capital International Pacific Free Index (MSCI-Pacific Free Index) for that purpose. The investment objective of Prudential Europe Index Fund is to seek to provide investment results that correspond to the price and yield performance of a broad-based index of securities of European issuers; currently, the Fund uses the Morgan Stanley Capital International Europe Index (MSCI-Europe Index) for that purpose. There can be no assurance that the investment objective of any Fund will be achieved. See "How the Funds Invest--Investment Objectives and Policies" at page 5.


WHAT ARE THE FUNDS' RISK FACTORS AND SPECIAL CHARACTERISTICS?

     The Funds' performance will not precisely correspond to the performance of the index whose performance each Fund seeks to replicate. Each Fund will attempt to achieve a correlation between its performance and that of the applicable index of at least 0.95, without taking into account expenses. Potential tracking differences, brokerage and other transaction costs and other Fund expenses may cause a Fund's return to be lower than the return of the index whose performance the Fund seeks to replicate. See "How the Funds Invest--Investment Objectives and Policies" at page 5.

     Each Fund may engage in various hedging and return enhancement strategies and use derivatives. See "How the Funds Invest--Hedging and Return Enhancement Strategies--Risks of Hedging and Return Enhancement Strategies" at page 14. As with an investment in any mutual fund, an investment in a Fund can decrease in value and you can lose money.

WHO MANAGES THE FUNDS?

     Prudential Investments Fund Management LLC (PIFM or the Manager) is the manager of the Company and is compensated for its services at an annual rate of
 .30 of 1% of average daily net assets of Prudential Small-Cap Index Fund, .25 of 1% of average daily net assets of Prudential Bond Market Index Fund, .40 of 1%
of average daily net assets
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                                       2

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of Prudential Pacific Index Fund and .40 of 1% of average daily net assets of
Prudential Europe Index Fund. As of August 31, 1997, PIFM served as manager or administrator to 62 investment companies, including 40 mutual funds, with aggregate assets of approximately $58.7 billion. The Prudential Investment Corporation, which does business under the name of Prudential Investments (PI, the Subadviser or the investment adviser), furnishes investment advisory services in connection with the management of the Funds under a Subadvisory Agreement with PIFM. See "How the Funds are Managed--Manager" at page 15 and "How the Funds are Managed--Subadviser" at page 15.


WHO DISTRIBUTES THE FUNDS' SHARES?

     Prudential Securities Incorporated (Prudential Securities or PSI), a major securities underwriter and securities and commodities broker, acts as the Distributor of the Funds' shares. Prudential Securities incurs the expense of distributing the Funds' shares under a Distribution Agreement with the Company, none of which is reimbursed or paid for by the Funds. See "How the Funds are Managed--Distributor" at page 15.

WHAT IS THE MINIMUM INVESTMENT?


     There is no minimum initial or subsequent investment requirement for investors who qualify to purchase shares. See "Shareholder Guide--How to Buy Shares of a Fund" at page 20 and "Shareholder Guide--Shareholder Services" at page 24.


HOW DO I PURCHASE SHARES?


     You may purchase shares of the Funds through Prudential Securities, Pruco Securities Corporation (Prusec) or directly from the Funds, through their transfer agent, Prudential Mutual Fund Services LLC (PMFS or the Transfer Agent), at the net asset value per share (NAV) next determined after receipt of your purchase order by the Transfer Agent or Prudential Securities. Shares of each Fund are offered to (i) investors who purchase $1 million or more of shares of the Fund (or who already own $1 million of shares of other Prudential Mutual Funds); (ii) participants in any fee-based program or trust program sponsored by Prudential Securities, The Prudential Savings Bank, F.S.B. (or any affiliate) which includes mutual funds as investment options and for which the Fund is an available option, (iii) certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by The Prudential Insurance Company of America (Prudential), for whom Class Z shares of the Prudential Mutual Funds are an available investment option, (iv) Benefit Plans for which Prudential Retirement Services serves as recordkeeper and as of September 20, 1996 (a) were Class Z shareholders of the Prudential Mutual Funds or (b) executed a letter of intent to purchase Class Z shares of the Prudential Mutual Funds, (v) current and former Directors/Trustees of the Prudential Mutual Funds (including the Funds), and (vi) employees of Prudential and/or Prudential Securities who participate in a Prudential-sponsored employee savings plan. Participants in programs sponsored by Prudential Retirement Services should contact their client representative for more information about purchasing shares of the Funds. See "How Each Fund Values its Shares" at page 17 and "Shareholder Guide--How to Buy Shares of a Fund" at page 20.


WHAT ARE MY PURCHASE ALTERNATIVES?


     Each Fund offers one class of shares (Class Z shares), sold without an initial or contingent deferred sales charge to a limited group of investors. Shares of the Funds are not subject to any ongoing service or distribution expenses.


HOW DO I SELL MY SHARES?


     You may redeem your shares at any time at the NAV next determined after Prudential Securities or the Transfer Agent receives your sell order. Participants in programs sponsored by Prudential Retirement Services should contact their client representative for more information about selling their shares. See "Shareholder Guide--How to Sell Your Shares" at page 22.


HOW ARE DIVIDENDS AND DISTRIBUTIONS PAID?

     Each Fund expects to pay dividends of net investment income, if any, and distributions of any net capital gains at least annually. Dividends and distributions of a Fund will be automatically reinvested in additional shares of that Fund at NAV without a sales charge unless you request that they be paid to you in cash. See "Taxes, Dividends and Distributions" at page 18.
--------------------------------------------------------------------------------


==========================================================================================================
                                                FUND EXPENSES
==========================================================================================================

----------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Load Imposed on Purchases ............................................     None
 Maximum Deferred Sales Load ........................................................     None
 Maximum Sales Load Imposed on Reinvested Dividends .................................     None
 Redemption Fees ....................................................................     None
 Exchange Fee .......................................................................     None



ANNUAL FUND OPERATING EXPENSES*
(as a percentage of average net assets)                  PRUDENTIAL   PRUDENTIAL   PRUDENTIAL   PRUDENTIAL
                                                          SMALL-CAP   BOND MARKET    PACIFIC      EUROPE
                                                         INDEX FUND   INDEX FUND   INDEX FUND   INDEX FUND
                                                         ----------   ----------   ----------   ----------
                                                           CLASS Z      CLASS Z      CLASS Z      CLASS Z
                                                         ----------   ----------   ----------   ----------
 Management Fees ......................................     .30%         .25%         .40%         .40%
 12b-1 Fees ...........................................     None         None         None         None
 Other Expenses (After Reimbursement) .................     .20%         .15%         .20%         .20%
                                                            ---          ---          ---          ---
 Total Fund Operating Expenses
  (After Reimbursement) ...............................     .50%         .40%         .60%         .60%
                                                            ===          ===          ===          ===




EXAMPLE                                                                       1      3
                                                                            YEAR   YEARS
                                                                            ----   -----
You would pay the following expenses on a $1,000 investment, assuming
 (1) 5% annual return and (2) redemption at the end of each time period:

  PRUDENTIAL SMALL-CAP INDEX FUND
   Class Z ...............................................................   $5     $16

  PRUDENTIAL BOND MARKET INDEX FUND
   Class Z ...............................................................   $4     $13

  PRUDENTIAL PACIFIC INDEX FUND
   Class Z ...............................................................   $6     $19

  PRUDENTIAL EUROPE INDEX FUND
   Class Z ...............................................................   $6     $19

     The above example is based on expenses expected to be incurred during the current fiscal year as reduced by the Manager's expense reimbursement. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


     The purpose of this table is to assist investors in understanding the various types of costs and expenses that an investor in a Fund will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "How the Funds are Managed." "Other Expenses" includes estimated operating expenses of the Funds, such as Trustees' and professional fees, registration fees, reports to shareholders and transfer agency and custodian fees.


--------------
* The Manager has agreed to reimburse each Fund so that Total Fund Operating Expenses do not exceed .50%, .40%, .60% and .60% of the average net assets of Prudential Small-Cap Index Fund, Prudential Bond Market Index Fund, Prudential Pacific Index Fund and Prudential Europe Index Fund, respectively. Total Fund Operating Expenses before reimbursement are estimated to be .58%, .48%, 1.11% and 1.11% of the average net assets of Prudential Small-Cap Index Fund, Prudential Bond Market Index Fund, Prudential Pacific Index Fund and Prudential Europe Index Fund, respectively, for the current fiscal year.


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                                       4

================================================================================
                              HOW THE FUNDS INVEST
================================================================================

INVESTMENT OBJECTIVES AND POLICIES

     THE COMPANY IS COMPRISED OF SIX SEPARATE SERIES. SHARES OF THE FOLLOWING FOUR SERIES (EACH A FUND AND COLLECTIVELY, THE FUNDS) ARE OFFERED THROUGH THIS
PROSPECTUS: PRUDENTIAL SMALL-CAP INDEX FUND, PRUDENTIAL BOND MARKET INDEX FUND, PRUDENTIAL PACIFIC INDEX FUND AND PRUDENTIAL EUROPE INDEX FUND.

     THE INVESTMENT OBJECTIVE OF PRUDENTIAL SMALL-CAP INDEX FUND IS TO SEEK TO PROVIDE INVESTMENT RESULTS THAT CORRESPOND TO THE PRICE AND YIELD PERFORMANCE OF A BROAD-BASED INDEX OF SMALL CAP STOCKS. THE PRUDENTIAL SMALL-CAP INDEX FUND CURRENTLY USES THE S&P 600 INDEX FOR THAT PURPOSE.

     THE INVESTMENT OBJECTIVE OF PRUDENTIAL BOND MARKET INDEX FUND IS TO SEEK TO PROVIDE INVESTMENT RESULTS THAT CORRESPOND TO THE TOTAL RETURN PERFORMANCE OF A BROAD-BASED INDEX OF FIXED-INCOME SECURITIES. THE PRUDENTIAL BOND MARKET INDEX FUND CURRENTLY USES THE LEHMAN BROTHERS AGGREGATE INDEX FOR THAT PURPOSE.


     THE INVESTMENT OBJECTIVE OF PRUDENTIAL PACIFIC INDEX FUND IS TO SEEK TO PROVIDE INVESTMENT RESULTS THAT CORRESPOND TO THE PRICE AND YIELD PERFORMANCE OF A BROAD-BASED INDEX OF SECURITIES OF ISSUERS IN THE PACIFIC REGION. THE PRUDENTIAL PACIFIC INDEX FUND CURRENTLY USES THE MSCI-PACIFIC FREE INDEX FOR THAT PURPOSE.


     THE INVESTMENT OBJECTIVE OF PRUDENTIAL EUROPE INDEX FUND IS TO SEEK TO PROVIDE INVESTMENT RESULTS THAT CORRESPOND TO THE PRICE AND YIELD PERFORMANCE OF A BROAD-BASED INDEX OF SECURITIES OF EUROPEAN ISSUERS. THE PRUDENTIAL EUROPE INDEX FUND CURRENTLY USES THE MSCI-EUROPE INDEX FOR THAT PURPOSE.

     THERE CAN BE NO ASSURANCE THAT THE OBJECTIVE OF ANY FUND WILL BE ACHIEVED. See "Investment Objectives and Policies" in the Statement of Additional Information. As with an investment in any mutual fund, an investment in any of the Funds can decrease in value and you can lose money.

     EACH FUND'S INVESTMENT OBJECTIVE AND POLICIES ARE NOT FUNDAMENTAL AND SO MAY BE CHANGED BY THE BOARD OF TRUSTEES (TRUSTEES) WITHOUT SHAREHOLDER APPROVAL. HOWEVER, SHAREHOLDERS WOULD BE NOTIFIED PRIOR TO A MATERIAL CHANGE IN A FUND'S INVESTMENT OBJECTIVE AND POLICIES. THE BROAD-BASED INDICES USED BY THE FUNDS MAY BE CHANGED FROM TIME TO TIME AT THE DISCRETION OF THE SUBADVISER UNDER THE SUPERVISION OF THE TRUSTEES.


     The Funds are not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, PI, the investment adviser for the Funds, using a "passive" or indexing investment approach, will attempt to approximate the investment performance of the respective indices by holding a portfolio of stocks or bonds selected through statistical procedures. The Funds are managed without regard to tax ramifications. Each Fund pursues its objective through the investment policies described below. While each Fund will seek to achieve its objective, the Funds will differ with respect to the degree of risk that they involve.


  PRUDENTIAL SMALL-CAP INDEX FUND

     Prudential Small-Cap Index Fund seeks to provide investment results that correspond to the price and yield performance of a broad-based index of small cap stocks. The Prudential Small-Cap Index Fund currently uses the S&P 600 Index for that purpose. The S&P 600 Index is an unmanaged, market-value weighted index (stock price times the number of shares outstanding) of 600 smaller company U.S. common stocks that cover all industry sectors. Inclusion in the S&P 600 Index in no way implies an opinion by Standard & Poor's Corporation (S&P) as to a stock's attractiveness as an investment. The S&P 600 Index currently measures the performance of selected U.S. stocks with a market value of no greater than $2.6 billion (as of August 29, 1997). "S&P 600(R)," "Standard & Poor's 600" and "600" are trademarks of McGraw-Hill, Inc. and have been licensed for use by Prudential and its affiliates and subsidiaries. Prudential Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation regarding the advisability of investing in the Fund. See "Investment Objectives and Policies--Investment Policies Applicable to Prudential Small-Cap Index Fund" in the Statement of Additional Information regarding certain additional disclaimers and limitations of liability on behalf of S&P.

     To achieve its investment objective, Prudential Small-Cap Index Fund will purchase equity securities that as a group reflect the price and yield performance of the S&P 600 Index. The Fund intends to purchase a representative sample of the 600 stocks included in the S&P 600 Index in approximately the same proportions as they are represented in the S&P 600 Index. In addition, from time to time adjustments may be made in the holdings of the Fund due to factors which may include changes in the composition of the S&P 600 Index or receipt of distributions of securities of companies spun off from S&P 600 companies.


     Prudential Small-Cap Index Fund intends to invest at least 80% of its total assets in securities included in the S&P 600 Index in the same proportions as the Index. The Fund may invest the balance of its assets in: (i) equity-related securities; (ii) money market instruments, including obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities; (iii) put and call options on securities and stock indices; and (iv) stock index futures contracts and options thereon.

  PRUDENTIAL BOND MARKET INDEX FUND

     Prudential Bond Market Index Fund seeks to provide investment results that correspond to the total return performance of a broad-based index of fixed-income securities. The Prudential Bond Market Index Fund currently uses the Lehman Brothers Aggregate Index for that purpose. The Lehman Brothers Aggregate Index is an unmanaged index that measures the total return (capital change plus income) provided by a universe of fixed-income securities, weighted by market value. The Fund is neither sponsored by nor affiliated with Lehman Brothers Inc. See "Investment Objectives and Policies--Investment Policies Applicable to Prudential Bond Market Index Fund" in the Statement of Additional Information.


     To achieve its investment objective, Prudential Bond Market Index Fund will purchase securities that as a group reflect the performance of the Lehman Brothers Aggregate Index. The Fund intends to hold a representative sample of the securities that reflect the three major classes of fixed-income investments in the Lehman Brothers Aggregate Index: U.S. Treasury and Government agency securities, investment-grade corporate debt obligations and mortgage-backed securities. The securities included in the Index must be U.S. dollar-denominated and investment-grade, and have a fixed rate coupon, a remaining maturity or average life of at least one year and generally have an outstanding market value of at least $100 million. In addition, from time to time adjustments may be made in the holdings of the Fund due to factors which may include changes in the composition of the Lehman Brothers Aggregate Index. As of August 29, 1997, U.S. Treasury and agency securities comprised 50.0% of the Index's total market value, corporate bonds comprised 19.1%, asset-backed securities comprised 1.0% and mortgage-backed securities comprised 29.9%.


     Prudential Bond Market Index Fund intends to invest at least 80% of its total assets in the types of securities included in the Lehman Brothers Aggregate Index in the same proportions as the Index. The Fund may invest the balance of its assets in: (i) money market instruments; (ii) put and call options on fixed-income securities and bond indices; and (iii) bond futures contracts and options thereon.

  PRUDENTIAL PACIFIC INDEX FUND


     Prudential Pacific Index Fund seeks to provide investment results that correspond to the price and yield performance of a broad-based index of securities of issuers in the Pacific region. The Prudential Pacific Index Fund currently uses the MSCI-Pacific Free Index for that purpose. The MSCI-Pacific Free Index is an unmanaged, diversified, capitalization weighted index currently consisting of 523 equity securities listed on the stock exchanges of Australia, Japan, Hong Kong, New Zealand, Singapore and Malaysia. The Fund is neither sponsored by nor affiliated with Morgan Stanley & Co. Incorporated. See "Investment Objectives and Policies--Investment Policies Applicable to Prudential Pacific Index Fund" in the Statement of Additional Information.

     To achieve its investment objective, Prudential Pacific Index Fund will purchase the equity securities that as a group reflect the price and yield performance of the MSCI-Pacific Free Index. The Fund intends to invest in a representative sample of the equity securities included in the MSCI-Pacific Free Index in approximately the same proportions as they are represented in the MSCI-Pacific Free Index. In addition, from time to time adjustments may be made in the holdings of the Fund due to factors which may include changes in the composition of the MSCI-Pacific Free Index. The MSCI-Pacific Free Index is dominated by the Japanese stock market, which represented 77% of the market capitalization of the Index as of August 29, 1997.


     Prudential Pacific Index Fund intends to invest at least 80% of its total assets in securities included in the MSCI-Pacific Free Index in the same proportions as the Index. The Fund may invest the balance of its assets in: (i) money market instruments; (ii) equity-related securities; (iii) put and call options on securities, stock indices and foreign currencies; (iv) forward foreign currency exchange contracts; and (v) financial futures contracts on stocks and currencies and options thereon.

  PRUDENTIAL EUROPE INDEX FUND

     Prudential Europe Index Fund seeks to provide investment results that correspond to the price and yield performance of a broad-based index of securities of European issuers. The Prudential Europe Index Fund currently uses the MSCI-Europe Index for that purpose. The MSCI-Europe Index is an unmanaged, diversified, capitalization weighted index currently consisting of the equity securities of 560 companies located in 14 developed European countries. These countries are: Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Spain, Sweden, Switzerland and the United Kingdom. The Fund is neither sponsored by nor affiliated with Morgan Stanley & Co. Incorporated. See "Investment Objectives and Policies--Investment Policies Applicable to Prudential Europe Index Fund" in the Statement of Additional Information.

     To achieve its investment objective, Prudential Europe Index Fund will purchase the equity securities that as a group reflect the price and yield performance of the MSCI-Europe Index. The Fund intends invest in a representative sample of the stocks included in the MSCI-Europe Index in approximately the same proportions as they are represented in that index. In addition, from time to time adjustments may be made in the holdings of the Fund due to factors which may include changes in the composition of the MSCI-Europe Index. The United Kingdom, Germany and France dominate the MSCI-Europe Index, with 33%, 15% and 11%, respectively, of the market capitalization of the Index as of August 29, 1997.


     Prudential Europe Index Fund intends to invest at least 80% of its total assets in securities included in the MSCI-Europe Index in the same proportions as the Index. The Fund may invest the balance of its assets in: (i) money market instruments; (ii) equity-related securities; (iii) put and call options on securities, stock indices and foreign currencies; (iv) forward foreign currency exchange contracts; and (v) financial futures contracts on stocks and currencies and options thereon.

  INVESTMENT POLICIES APPLICABLE TO EACH FUND


     The Funds are each expected to invest in over 250 stocks (or bonds for the Prudential Bond Market Index Fund). Stocks are selected for inclusion in each applicable Fund's portfolio based on country, market capitalization, industry weightings and fundamental characteristics such as return variability, earnings valuation and yield. Each Fund's portfolio is constructed to have aggregate investment characteristics similar to those of its respective index. In order to parallel the performance of its respective index, Prudential Pacific Index Fund and Prudential Europe Index Fund will invest in each country in approximately the same percentage as the country's weight in the index.

     The Funds may not hold all of the issues that comprise their respective indices because of the costs involved and the illiquidity of many of the securities. Instead, each Fund will attempt to hold a representative sample of the securities in its respective index, which will be selected utilizing a statistical technique known as "portfolio optimization." Under this technique, each stock is considered for inclusion in the portfolio based on its contribution to certain country, capitalization, industry and fundamental investment characteristics. Each applicable Fund's portfolio is constructed so that, in the aggregate, the country, capitalization, industry and fundamental investment characteristics resemble those of its respective index. Over time, portfolio composition is altered (or "rebalanced") to reflect changes in the characteristics of the indices.


     Due to the use of this sampling or "portfolio optimization" technique, the Funds' portfolios are not expected to track their benchmark indices with the same degree of accuracy as large capitalization domestic index funds. Each Fund will attempt to achieve a correlation between its performance and that of its respective index of at least 0.95, in each case without taking into account expenses. A correlation of 1.00 would indicate perfect correlation, which would be achieved when a Fund's net asset value, including the value of its dividends and capital gains distributions, increases or decreases in exact proportion to changes in its respective index. PI will, of course, attempt to minimize any tracking differential (i.e., the statistical measure of the difference between the investment results of a Fund and that of its respective index). Tracking will be monitored at least on a monthly basis. All tracking maintenance activities will be reviewed regularly to determine whether any changes in policies or techniques are necessary. However, in addition to potential tracking differences, brokerage and other transaction costs, as well as other expenses, are likely to cause a Fund's return to be lower than the return of its respective index. Consequently, there can be no assurance as to how closely a Fund's performance will correspond to the performance of its respective index.


     The Funds will not invest in money market instruments, futures contracts, options or warrants as part of a temporary defensive strategy, such as reducing a Fund's investments in common stocks to protect against potential stock market declines. The Funds intend to remain fully invested, to the extent practicable, in a pool of securities which will approximate the investment characteristics of their respective indices. Options, futures contracts and options on futures contracts are used, if at all, primarily to invest uncommitted cash balances, to maintain liquidity to meet redemptions, to facilitate tracking, to reduce transaction costs or to hedge a Fund's portfolio. Prudential Pacific Index Fund and Prudential Europe Index Fund also may enter into forward foreign currency exchange contracts in order to maintain the same currency exposure as their respective indices, but not as part of a defensive strategy to protect against fluctuations in exchange rates.


     In order to invest uncommitted cash balances, maintain liquidity to meet redemptions, or for incidental return enhancement purposes, the Funds may also
(i) enter into repurchase agreements, when-issued, delayed delivery and forward commitment transactions; and (ii) lend their portfolio securities.

  EQUITY AND EQUITY-RELATED SECURITIES

     EACH FUND OTHER THAN PRUDENTIAL BOND MARKET INDEX FUND INVESTS PRIMARILY IN EQUITY SECURITIES, AND THE VALUE OF THESE FUNDS' INVESTMENTS WILL GO UP AND DOWN WITH THE PERFORMANCE OF THE STOCKS IN THE APPLICABLE INDEX. INVESTMENT BY PRUDENTIAL SMALL-CAP INDEX FUND IN SMALL COMPANIES INVOLVES GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH MORE ESTABLISHED COMPANIES. These companies often have sales and earnings growth rates which exceed those of large companies; however, smaller companies often have limited operating histories, product lines, markets or financial resources, and may lack management depth. These companies may be subject to intense competition from larger entities, and the securities of these companies may have limited marketability and may be subject to more abrupt or erratic movements in price than securities of larger companies or the market averages in general.

     The Funds other than Prudential Bond Market Index Fund may invest in equity-related securities. Equity-related securities are common stocks, preferred stocks, rights, warrants and debt securities which are convertible or exchangeable for common stocks or preferred stocks. See "Investment Objectives and Policies--Investment Policies Applicable to Each of the Funds--Convertible Securities, Warrants and Rights" in the Statement of Additional Information.


  SECURITIES OF FOREIGN ISSUERS

     PRUDENTIAL PACIFIC INDEX FUND AND PRUDENTIAL EUROPE INDEX FUND WILL INVEST PRIMARILY IN EQUITY SECURITIES OF FOREIGN COMPANIES. FOREIGN SECURITIES INVOLVE CERTAIN RISKS WHICH SHOULD BE CONSIDERED CAREFULLY BY AN INVESTOR IN EITHER OF THESE FUNDS. THESE RISKS INCLUDE POLITICAL OR ECONOMIC INSTABILITY IN THE COUNTRY OF THE ISSUER, THE DIFFICULTY OF PREDICTING INTERNATIONAL TRADE PATTERNS, THE POSSIBILITY OF IMPOSITION OF EXCHANGE CONTROLS AND THE RISK OF CURRENCY FLUCTUATIONS. Foreign securities may be subject to greater fluctuations in price than securities issued by U.S. corporations or issued or guaranteed by the U.S. Government, its instrumentalities or agencies. In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States and, with respect to certain foreign countries, there is a possibility of expropriation, confiscatory taxation or diplomatic developments which could affect investment in those countries.

   IF A SECURITY IS DENOMINATED IN A FOREIGN CURRENCY, IT WILL BE AFFECTED BY CHANGES IN CURRENCY EXCHANGE RATES AND IN EXCHANGE CONTROL REGULATIONS, AND COSTS WILL BE INCURRED IN CONNECTION WITH CONVERSIONS BETWEEN CURRENCIES. A change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of a Fund's securities denominated in that currency. Such changes also will affect the Fund's income and distributions to shareholders. In addition, although Prudential Pacific Index Fund and Prudential Europe Index Fund will receive income in foreign currencies, the two Funds will be required to compute and distribute their income in U.S. dollars. Therefore, if the exchange rate for any such currency declines after the Funds' income has been accrued and translated into U.S. dollars, the Funds could be required to liquidate portfolio securities to make such distributions, particularly in instances in which the amount of income the Funds are required to distribute is not immediately reduced by the decline in such currency. Similarly, if an exchange rate declines between the time a Fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred. Prudential Pacific Index Fund and Prudential Europe Index Fund may, but need not, enter into futures contracts on foreign currencies, forward foreign currency exchange contracts and options on foreign currencies for hedging purposes, including: locking-in the U.S. dollar price of the purchase or sale of securities denominated in a foreign currency; locking-in the U.S. dollar equivalent of interest or dividends to be paid on such securities which are held by the Fund; and protecting the U.S. dollar value of such securities which are held by the Fund.

   The Funds (other than Prudential Bond Market Index Fund) may invest a portion of their assets in equity securities of foreign issuers denominated in U.S. currency.The Funds may purchase American Depositary Receipts (ADRs), which are U.S. dollar-denominated certificates issued by a United States bank or trust company and represent the right to receive securities of a foreign issuer deposited in a domestic bank or foreign branch of a U.S. bank and traded on a U.S. exchange or in an over-the-counter market. Generally, ADRs are in registered form. There are no fees imposed on the purchase or sale of ADRs when purchased from the issuing bank or trust company in the initial underwriting, although the issuing bank or trust company may impose charges for the collection of dividends and the conversion of ADRs into the underlying securities. Investment in ADRs has certain advantages over direct investment in the underlying foreign securities since: (i) ADRs are U.S. dollar-denominated investments that are registered domestically, easily transferable, and for which market quotations are readily available; and (ii) issuers whose securities are represented by ADRs are usually subject to comparable auditing, accounting and financial reporting standards as domestic issuers.

  FIXED-INCOME OBLIGATIONS

     Prudential Bond Market Index Fund will invest primarily in fixed-income securities including U.S. Treasury obligations and securities issued or guaranteed by U.S. Government agencies and instrumentalities, investment-grade corporate debt obligations and mortgage-backed securities.

     U.S. Treasury securities, including bills, notes and bonds, are direct obligations of the U.S. Government and, as such, are backed by the "full faith and credit" of the United States. They differ primarily in their interest rates and the lengths of their maturities. Obligations issued or guaranteed by agencies of the U.S. Government or instrumentalities established or sponsored by the U.S. Government may or may not be backed by the "full faith and credit" of the United States.

     The Fund may invest in debt securities of U.S. issuers that have securities outstanding that are rated at the time of purchase at least BBB by Standard & Poor's Ratings Group (S&P Ratings) or Baa by Moody's Investors Service (Moody's) or comparably rated by a similar nationally recognized statistical rating organization (NRSRO) or, if not rated, of comparable quality in the opinion of the investment adviser. Securities rated Baa by Moody's are considered to be investment grade, although they have speculative characteristics. Changes in economic or other circumstances are more likely to lead to a weakened capacity of issuers whose securities are rated BBB or Baa to pay interest or repay principal than is the case for issuers of higher rated securities. See "Description of Ratings" in the Statement of Additional Information.

     Fixed-income securities are subject to interest rate risk and income risk. Interest rate risk is the potential for fluctuations in bond prices due to changing interest rates. Income risk is the potential for a decline in income due to falling market interest rates. In addition, longer-term fixed-income securities are subject to call risk, which is the possibility that corporate bonds will be repaid prior to maturity.

     Mortgage-backed securities represent undivided ownership interests in pools of mortgages. The issuer guarantees the payment of interest on and principal of these securities; however, the guarantees do not extend to the yield or value of the securities. These securities are in most cases "pass-through" instruments, through which the holders receive a share of all interest and principal payments from the mortgages underlying the securities, net of certain fees. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate.

  MONEY MARKET INSTRUMENTS

     The Funds may invest in high quality money market instruments, including commercial paper of a U.S. or non-U.S. company, foreign government securities, certificates of deposit, bankers' acceptances and time deposits of domestic and foreign banks, and obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. These obligations will be U.S. dollar denominated. Money market instruments typically have a maturity of one year or less as measured from the date of purchase. The Funds may invest in money market instruments without limit for temporary defensive purposes. To the extent the Funds otherwise invest in money market instruments, they are subject to the limitations described above.

OTHER INVESTMENTS AND POLICIES

  BORROWING

     Each Fund may borrow an amount equal to no more than 20% of the value of its total assets (calculated when the loan is made) from banks to take advantage of investment opportunities, for temporary, extraordinary or emergency purposes or for the clearance of transactions. Each Fund may pledge up to 20% of its total assets to secure these borrowings. If a Fund's asset coverage for borrowings falls below 300%, the Fund will take prompt action to reduce its borrowings. If a Fund borrows to invest in securities, any investment gains made on the securities in excess of interest paid on the borrowing will cause the net asset value of the shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, the net asset value of the Fund's shares will decrease faster than would otherwise be the case. This is the speculative factor known as "leverage." See "Investment Objectives and Policies--Investment Policies Applicable to Each of the Funds--Borrowing" in the Statement of Additional Information.

  ILLIQUID SECURITIES

     Each Fund may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, securities with legal or contractual restrictions on resale (restricted securities) and securities that are not readily marketable in securities markets either within or outside of the United States. Restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended (the Securities Act) and privately placed commercial paper that have a readily available market are not considered illiquid for purposes of this limitation. The investment adviser will monitor the liquidity of such restricted securities under the supervision of the Trustees. A Fund's investment in Rule 144A securities could have the effect of increasing illiquidity to the extent that qualified institutional buyers become, for a limited time, uninterested in purchasing Rule 144A securities. See "Investment Objectives and Policies--Investment Policies Applicable to Each of the Funds--Illiquid Securities" in the Statement of Additional Information. Repurchase agreements subject to demand are deemed to have a maturity equal to the applicable notice period.

  REPURCHASE AGREEMENTS


     Each Fund may enter into repurchase agreements whereby the seller of the security agrees to repurchase that security from the Fund at a mutually agreed-upon time and price. The repurchase date is usually within a day or two of the original purchase, although it may extend over a number of months. A Fund's repurchase agreements will at all times be fully collateralized in an amount at least equal to the resale price. In the event of a default or bankruptcy by a seller, the Fund that has entered into the repurchase agreement will promptly seek to liquidate the collateral. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase are less than the repurchase price, the Fund will suffer a loss. Each Fund may participate in a joint repurchase account managed by Prudential Investments Fund Management LLC pursuant to an order of the Securities and Exchange Commission
(SEC). See "Investment Objectives and Policies--Investment Policies Applicable to Each of the Funds--Repurchase Agreements" in the Statement of Additional Information.


  WHEN-ISSUED AND DELAYED DELIVERY SECURITIES


     The Funds may purchase or sell securities (including equity securities) on a when-issued or delayed delivery basis. When-issued or delayed delivery transactions arise when securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and/or yield to the Fund at the time of entering into the transaction. While the Funds will only purchase securities on a when-issued or delayed delivery basis with the intention of acquiring the securities, the Funds may sell the securities before the settlement date, if it is deemed advisable. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction and thereafter reflect the value, each day, of such security in determining the net asset value of the Fund. At the time of delivery of the securities, the value may be more or less than the purchase price. The Funds' Custodian will maintain, in a segregated account of the Fund, cash or other liquid assets, having a value equal to or greater than the Funds' purchase commitments. Subject to this requirement, each Fund may purchase securities on such basis without limit. See "Investment Objectives and Policies--Investment Policies Applicable to Each of the Funds--When-Issued and Delayed Delivery Securities" in the Statement of Additional Information.

  SECURITIES LENDING


     Each Fund may lend its portfolio securities to brokers or dealers, banks or other recognized institutional borrowers of securities, provided that the borrower at all times maintains cash or other liquid assets or secures a letter of credit in favor of the Fund in an amount equal to at least 100%, determined daily, of the market value of the securities loaned which are maintained in a segregated account pursuant to applicable regulations. During the time portfolio securities are on loan, the borrower will pay the Fund that has loaned its portfolio securities an amount equivalent to any dividend or interest paid on such securities and that Fund may invest the cash collateral and earn additional income, or it may receive an agreed-upon amount of interest income from the borrower. As with any extensions of credit, there are risks of delay in recovery and in some cases loss of rights in the collateral should the borrower of the securities fail financially. As a matter of fundamental policy, a Fund cannot lend more than 30% of the value of its total assets. See "Investment Objectives and Policies--Investment Policies Applicable to Each of the Funds--Securities Lending" in the Statement of Additional Information. A Fund may pay reasonable administration and custodial fees in connection with a loan.


HEDGING AND RETURN ENHANCEMENT STRATEGIES


     THE FUNDS MAY ALSO ENGAGE IN VARIOUS PORTFOLIO STRATEGIES TO REDUCE CERTAIN RISKS OF THEIR INVESTMENTS AND TO ATTEMPT TO ENHANCE RETURN. A Fund, and thus investors, may lose money through any unsuccessful use of these strategies. These strategies currently include the use of derivatives, such as options, futures contracts and options thereon. A Fund's ability to use these strategies may be limited by market conditions, regulatory limits and tax considerations and there can be no assurance that any of these strategies will succeed. See "Investment Objectives and Policies" and "Taxes" in the Statement of Additional Information. PI does not intend to buy all of these instruments or use all of these strategies to the full extent permitted unless it believes that doing so will help a Fund achieve its objective. New financial products and risk management techniques continue to be developed and each Fund may use these new investments and techniques to the extent consistent with its investment objective and policies.


  OPTIONS TRANSACTIONS

     EACH FUND MAY PURCHASE AND WRITE (I.E., SELL) PUT AND CALL OPTIONS ON ANY SECURITY IN WHICH IT MAY INVEST OR OPTIONS ON ANY SECURITIES INDEX. THESE OPTIONS ARE TRADED ON U.S. EXCHANGES OR IN THE OVER-THE-COUNTER MARKET TO HEDGE A FUND'S PORTFOLIO. Prudential Pacific Index Fund and Prudential Europe Index Fund also may purchase and write put and call options on currencies. Each Fund may write covered put and call options to generate additional income through the receipt of premiums and purchase call options in an effort to protect against an increase in the price of securities (or currencies) it intends to purchase. Each Fund may also purchase put and call options to offset previously written put and call options of the same series. See "Investment Objectives and Policies--Investment Policies Applicable to Each of the Funds--Options on Securities and Securities Indices" in the Statement of Additional Information.

     A CALL OPTION GIVES THE PURCHASER, IN EXCHANGE FOR A PREMIUM PAID, THE RIGHT FOR A SPECIFIED PERIOD OF TIME TO PURCHASE THE SECURITY, CURRENCY OR SECURITIES IN THE INDEX SUBJECT TO THE OPTION AT A SPECIFIED PRICE (THE EXERCISE PRICE OR STRIKE PRICE). The writer of a call option, in return for the premium, has the obligation, upon exercise of the option, to deliver, depending upon the terms of the option contract, the underlying securities or a specified amount of cash to the purchaser upon receipt of the exercise price. When a Fund writes a call option, it gives up the potential for gain on the underlying securities in excess of the exercise price of the option during the period that the option is open.

   A PUT OPTION GIVES THE PURCHASER, IN RETURN FOR A PREMIUM, THE RIGHT, FOR A SPECIFIED PERIOD OF TIME, TO SELL THE SECURITIES OR CURRENCY SUBJECT TO THE OPTION TO THE WRITER OF THE PUT AT THE SPECIFIED EXERCISE PRICE. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Fund might, therefore, be obligated to purchase the underlying securities or currency for more than the current market price.

     EACH FUND WILL WRITE ONLY "COVERED" OPTIONS. A written option is covered if, as long as a Fund is obligated under the option, it (i) owns an offsetting position in the underlying security or (ii) maintains in a segregated account, cash or other liquid assets in an amount equal to or greater than its obligation under the option. Under the first circumstance, a Fund's losses are limited because it owns the underlying security or currency; under the second circumstance, in the case of a written call option, a Fund's losses are potentially unlimited. There is no limitation on the amount of call options the Fund may write. See "Investment Objectives and Policies--Investment Policies Applicable to Each of the Funds--Options on Securities and Securities Indices" in the Statement of Additional Information.


     Each Fund may also write a call option, which can serve as a limited short hedge because decreases in value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the Fund will be obligated to sell the security at less than its market value.

     Each Fund may purchase and sell put and call options on securities indices. Securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. When purchasing or selling securities index options, each Fund is subject to the risk that the value of its portfolio securities may not change as much as or more than the index because the Fund's investments generally will not match the composition of the index. See "Investment Objectives and Policies--Investment Policies Applicable to Each of the Funds--Options on Securities and Securities Indices" and "Taxes" in the Statement of Additional Information.

  FUTURES CONTRACTS AND OPTIONS THEREON


     EACH FUND MAY PURCHASE AND SELL FINANCIAL FUTURES CONTRACTS AND OPTIONS THEREON WHICH ARE TRADED ON A COMMODITIES EXCHANGE OR BOARD OF TRADE TO REDUCE CERTAIN RISKS OF ITS INVESTMENTS AND TO ATTEMPT TO ENHANCE RETURN IN ACCORDANCE WITH REGULATIONS OF THE COMMODITY FUTURES TRADING COMMISSION (CFTC). The Funds, and thus investors, may lose money through any unsuccessful use of these strategies. These futures contracts and related options will be on securities indices. A futures contract is an agreement to purchase or sell an agreed amount of securities at a set price for delivery in the future. A stock index futures contract is an agreement to purchase or sell cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. A Fund may purchase and sell futures contracts or related options as a hedge against changes in market conditions.


     A Fund may not purchase or sell futures contracts and related options to attempt to enhance return, if immediately thereafter the sum of the amount of initial margin deposits on the Fund's existing futures and options on futures and premiums paid for such related options would exceed 5% of the liquidation value of the Fund's total assets. A Fund may purchase and sell futures contracts and related options, without limitation, for bona fide hedging purposes in accordance with regulations of the CFTC (i.e., to reduce certain risks of its investments).


     Futures contracts and related options are generally subject to segregation and coverage requirements of the CFTC or the SEC. If a Fund does not hold the security underlying the futures contract, the Fund will be required to segregate on an ongoing basis with its Custodian cash or other liquid assets in an amount at least equal to the Fund's obligations with respect to such futures contract.

     A FUND'S SUCCESSFUL USE OF FUTURES CONTRACTS AND RELATED OPTIONS IS SUBJECT TO VARIOUS ADDITIONAL RISKS. The correlation between movements in the price of a futures contract and the movements in the index is imperfect and there is a risk that the value of the indices underlying the futures contract may increase or decrease at a greater rate than the related futures contracts resulting in losses to the Fund. Certain futures exchanges or boards of trade have established daily limits on the amount that the price of futures contracts or related options may vary, either up or down, from the previous day's settlement price. These daily limits may restrict each Fund's ability to purchase or sell certain futures contracts or related options on any particular day.


     A Fund's ability to enter into and close out futures contracts and options thereon is limited by the requirements of the Internal Revenue Code for qualification as a regulated investment company. See "Taxes" in the Statement of Additional Information.


  RISKS OF HEDGING AND RETURN ENHANCEMENT STRATEGIES


     PARTICIPATION IN THE OPTIONS OR FUTURES MARKETS INVOLVES INVESTMENT RISKS AND TRANSACTION COSTS TO WHICH A FUND WOULD NOT BE SUBJECT ABSENT THE USE OF THESE STRATEGIES. A Fund, and thus investors, may lose money through any unsuccessful use of these strategies. Risks inherent in the use of options, futures contracts and options on futures contracts include (1) imperfect correlation between the price of options and futures contracts and options thereon and movements in the prices of the securities being hedged; (2) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (3) the possible absence of a liquid secondary market for any particular instrument at any time; (4) the possible need to defer closing out certain hedged positions to avoid adverse tax consequences; and (5) the possible inability of a Fund to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or the possible need for a Fund to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with hedging transactions. See "Taxes" in the Statement of Additional Information.


     Each Fund will generally purchase options and futures on an exchange only if there appears to be a liquid secondary market for such options or futures; a Fund will generally purchase OTC options only if the investment adviser believes that the other party to options will continue to make a market for such options. However, there can be no assurance that a liquid secondary market will continue to exist or that the other party will continue to make a market. Thus, it may not be possible to close an options or futures transaction. The inability to close options and futures positions also could have an adverse impact on a Fund's ability to effectively hedge its portfolio. There is also the risk of loss by a Fund of margin deposits or collateral in the event of bankruptcy of a broker with whom the Fund has an open position in an option, a futures contract or related option.

INVESTMENT RESTRICTIONS

     Each Fund is subject to certain investment restrictions which constitute fundamental policies. Fundamental policies cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities, as defined in the Investment Company Act of 1940, as amended (Investment Company Act). See "Investment Restrictions" in the Statement of Additional Information.

================================================================================
                            HOW THE FUNDS ARE MANAGED
================================================================================

   THE COMPANY HAS A BOARD OF TRUSTEES WHICH, IN ADDITION TO OVERSEEING THE ACTIONS OF THE FUNDS' MANAGER, SUBADVISER AND DISTRIBUTOR, DECIDES UPON MATTERS OF GENERAL POLICY. THE FUNDS' MANAGER CONDUCTS AND SUPERVISES THE DAILY BUSINESS OPERATIONS OF EACH FUND. THE FUNDS' SUBADVISER FURNISHES DAILY INVESTMENT ADVISORY SERVICES.

     Each Fund is responsible for the payment of certain fees and expenses including, among others, the following: (i) management fees; (ii) the fees of unaffiliated Trustees; (iii) the fees of the Funds' Custodian and Transfer and Dividend Disbursing Agent; (iv) the fees of the Funds' legal counsel and independent accountants; (v) brokerage commissions incurred in connection with portfolio transactions; (vi) all taxes and charges of governmental agencies, including registration fees; (vii) the reimbursement of organization expenses; and (viii) expenses related to shareholder communications including all expenses of shareholders' and Board of Trustees' meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders.

MANAGER

     PRUDENTIAL INVESTMENTS FUND MANAGEMENT LLC (PIFM OR THE MANAGER), GATEWAY CENTER THREE, NEWARK, NEW JERSEY 07102-4077, IS THE MANAGER OF THE COMPANY AND IS COMPENSATED FOR ITS SERVICES AT AN ANNUAL RATE OF .30 OF 1% OF THE AVERAGE DAILY NET ASSETS OF PRUDENTIAL SMALL-CAP INDEX FUND, .25 OF 1% OF THE AVERAGE DAILY NET ASSETS OF PRUDENTIAL BOND MARKET INDEX FUND, .40 OF 1% OF THE AVERAGE DAILY NET ASSETS OF PRUDENTIAL PACIFIC INDEX FUND AND .40 OF 1% OF THE AVERAGE DAILY NET ASSETS OF PRUDENTIAL EUROPE INDEX FUND. PIFM was established as a New York limited liability company in 1996. See "Manager and Subadvisers" in the Statement of Additional Information.


     As of August 31, 1997, PIFM served as the manager to 40 open-end investment companies, constituting all of the Prudential Mutual Funds, and as manager or administrator to 22 closed-end investment companies with aggregate assets of approximately $58.7 billion.

     Under the Management Agreement with the Company, PIFM manages the investment operations of the Funds and also administers the Company's business affairs. See "Manager and Subadvisers" in the Statement of Additional Information.


SUBADVISER

     THE PRUDENTIAL INVESTMENT CORPORATION (PIC), 751 BROAD STREET, NEWARK, NEW JERSEY 07102, SERVES AS SUBADVISER TO EACH FUND.

     PURSUANT TO A SUBADVISORY AGREEMENT WITH PIFM, PIC, DOING BUSINESS AS PRUDENTIAL INVESTMENTS (PI, THE SUBADVISER OR THE INVESTMENT ADVISER), FURNISHES INVESTMENT ADVISORY SERVICES IN CONNECTION WITH THE MANAGEMENT OF THE COMPANY AND IS REIMBURSED FOR ALL REASONABLE COSTS AND EXPENSES INCURRED BY PI.

     Under the Subadvisory Agreement, PI, subject to the supervision of PIFM, is responsible for managing the assets of each Fund in accordance with its investment objective, investment program and policies. PI determines what securities and other instruments are purchased and sold for each Fund and is responsible for obtaining and evaluating financial data relevant to each Fund.

     Prudential Investments Quantitative Investment Management, a unit of PI, is responsible for the day-to-day management of Prudential Small-Cap Index Fund, Prudential Pacific Index Fund and Prudential Europe Index Fund, employing a team approach to the management of these Funds. The Global Fixed Income Group of Prudential Investments is responsible as a team for the day-to-day management of Prudential Bond Market Index Fund.

     PIFM and PIC are wholly owned subsidiaries of The Prudential Insurance Company of America (Prudential), a major diversified insurance and financial services company.

DISTRIBUTOR


     PRUDENTIAL SECURITIES INCORPORATED (PRUDENTIAL SECURITIES, PSI OR THE DISTRIBUTOR), ONE SEAPORT PLAZA, NEW YORK, NEW YORK 10292, IS A CORPORATION ORGANIZED UNDER THE LAWS OF THE STATE OF DELAWARE AND SERVES AS THE DISTRIBUTOR OF THE SHARES OF EACH FUND. IT IS AN INDIRECT, WHOLLY OWNED SUBSIDIARY OF PRUDENTIAL.

     UNDER A DISTRIBUTION AGREEMENT (THE DISTRIBUTION AGREEMENT), PRUDENTIAL SECURITIES INCURS THE EXPENSES OF DISTRIBUTING EACH FUND'S SHARES, NONE OF WHICH IS REIMBURSED BY OR PAID FOR BY THE FUNDS. These expenses include commissions and account servicing fees paid to, or on account of, financial advisers of Prudential Securities and Pruco Securities Corporation (Prusec), an affiliated broker-dealer, commissions and account servicing fees paid to, or on account of, other broker-dealers or financial institutions (other than national banks) which have entered into agreements with the Distributor, advertising expenses, the cost of printing and mailing prospectuses to potential investors and indirect and overhead costs of Prudential Securities and Prusec associated with the sale of each Fund's shares, including lease, utility, communications and sales promotion expenses.


     The Manager (or one of its affiliates) may make payments from its own resources to dealers (including Prudential Securities) and other persons which distribute shares of the Funds. Such payments may be calculated by reference to the net asset value of shares sold by such persons or otherwise.

     On October 21, 1993, PSI entered into an omnibus settlement with the SEC, state securities regulators (with the exception of the Texas Securities Commissioner who joined the settlement on January 18, 1994) and the National Association of Securities Dealers, Inc. (NASD) to resolve allegations that from 1980 through 1990 PSI sold certain limited partnership interests in violation of securities laws to persons for whom such securities were not suitable and misrepresented the safety, potential returns and liquidity of these investments. Without admitting or denying the allegations asserted against it, PSI consented to the entry of an SEC Administrative Order which stated that PSI's conduct violated the federal securities laws, directed PSI to cease and desist from violating the federal securities laws, pay civil penalties, and adopt certain remedial measures to address the violations.

     Pursuant to the terms of the SEC settlement, PSI agreed to the imposition of a $10,000,000 civil penalty, established a settlement fund in the amount of $330,000,000 and procedures to resolve legitimate claims for compensatory damages by purchasers of the partnership interests. PSI has agreed to provide additional funds, if necessary, for the purposes of the settlement fund. PSI's settlement with the state securities regulators included an agreement to pay a penalty of $500,000 per jurisdiction. PSI consented to a censure and to the payment of a $5,000,000 fine in settling the NASD action.

     In October 1994, a criminal complaint was filed with the United States Magistrate for the Southern District of New York alleging that PSI committed fraud in connection with the sale of certain limited partnership interests in violation of federal securities laws. An agreement was simultaneously filed to defer prosecution of these charges for a period of three years from the signing of the agreement, provided that PSI complies with the terms of the agreement. If, upon completion of the three year period, PSI has complied with the terms of the agreement, no prosecution will be instituted by the United States for the offenses charged in the complaint. If on the other hand, during the course of the three year period, PSI violates the terms of the agreement, the U.S. Attorney can then elect to pursue these charges. Under the terms of the agreement, PSI agreed, among other things, to pay an additional $330,000,000 into the fund established by the SEC to pay restitution to investors who purchased certain PSI limited partnership interests.

     For more detailed information concerning the foregoing matters, see "Distributor" in the Statement of Additional Information, a copy of which may be obtained at no cost by calling (800) 225-1852.

     The Company is not affected by PSI's financial condition and is an entirely separate legal entity from PSI, which has no beneficial ownership therein and the assets of each Fund which are held by State Street Bank and Trust Company, an independent custodian, are separate and distinct from PSI.

FEE WAIVERS AND SUBSIDY

     For the fiscal year ending September 30, 1998, PIFM has agreed to subsidize the operating expenses of Prudential Small-Cap Index Fund, Prudential Bond Market Index Fund, Prudential Pacific Index Fund and Prudential Europe Index

Fund so that total Fund operating expenses do not exceed .50%, .40%, .60% and
 .60% on an annualized basis, respectively, of each Fund's average net assets. Thereafter, PIFM may from time to time waive all or a portion of its management fee and subsidize all or a portion of the operating expenses of a Fund. Fee waivers and expense subsidies will increase a Fund's total return. See "Performance and Yield Information" in the Statement of Additional Information and "Fund Expenses" above.

PORTFOLIO TRANSACTIONS

     Prudential Securities may act as a broker or futures commission merchant for the Funds provided that the commissions, fees or other remuneration it receives are fair and reasonable. See "Portfolio Transactions and Brokerage" in the Statement of Additional Information.

CUSTODIAN AND TRANSFER AND DIVIDEND DISBURSING AGENT

     State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, serves as Custodian for each Fund's portfolio securities and cash and, in that capacity, maintains certain financial and accounting books and records pursuant to an agreement with the Company.

     Prudential Mutual Fund Services LLC (PMFS), Raritan Plaza One, Edison, New Jersey 08837, serves as Transfer Agent and Dividend Disbursing Agent and in those capacities maintains certain books and records for the Funds. PMFS is a wholly owned subsidiary of PIFM. Its mailing address is P.O. Box 15005, New Brunswick, New Jersey 08906-5005.

================================================================================
                         HOW EACH FUND VALUES ITS SHARES
================================================================================

     A FUND'S NET ASSET VALUE PER SHARE OR NAV IS DETERMINED BY SUBTRACTING ITS LIABILITIES FROM THE VALUE OF ITS ASSETS AND DIVIDING THE REMAINDER BY THE NUMBER OF OUTSTANDING SHARES. THE TRUSTEES FIXED THE SPECIFIC TIME OF DAY FOR THE COMPUTATION OF EACH FUND'S NAV TO BE AS OF 4:15 P.M., NEW YORK TIME.


     Portfolio securities are valued based on market quotations or, if not readily available, at fair value as determined in good faith under procedures established by the Company's Trustees. For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents. See "Net Asset Value" in the Statement of Additional Information.


     Each Fund will compute its NAV once daily on days that the New York Stock Exchange is open for trading except on days on which no orders to purchase, sell or redeem shares have been received by the Fund or days on which changes in the value of the Fund's portfolio securities do not materially affect the NAV.

================================================================================
                      HOW EACH FUND CALCULATES PERFORMANCE
================================================================================

     FROM TIME TO TIME A FUND MAY ADVERTISE ITS AVERAGE ANNUAL TOTAL RETURN, AGGREGATE TOTAL RETURN AND YIELD IN ADVERTISEMENTS OR SALES LITERATURE. These figures are based on historical earnings and are not intended to indicate future performance. The total return shows how much an investment in a Fund would have increased (decreased) over a specified period of time (i.e., one, five or ten years or since inception of the Fund) assuming that all distributions and dividends by the Fund were reinvested on the reinvestment dates during the period and less all recurring fees. The aggregate total return reflects actual performance over a stated period of time. Average annual total return is a hypothetical rate of return that, if achieved annually, would have produced the same aggregate total return if performance had been constant over the entire period. Average annual total return smooths out variations in performance. Neither average annual total return nor aggregate total return takes into account any federal or state income taxes which may be payable upon redemption. The yield refers to the income generated by an investment in a Fund over a one-month or 30-day period. This income is then "annualized;" that is, the amount of income generated by the investment during that 30-day period is assumed to be generated each 30-day period for twelve periods and is shown as a percentage of the investment. The income earned on the investment is also assumed to be reinvested at the end of the sixth 30-day period. A Fund also may include comparative performance information in advertising or marketing the Fund's shares. Such performance information may include data from Lipper Analytical Services, Inc., Morningstar Publications, Inc., and other industry publications, business periodicals and market indices. See "Performance and Yield Information" in the Statement of Additional Information. Further performance information will be contained in each Fund's annual and semi-annual reports to shareholders, which may be obtained without charge. See "Shareholder Guide--Shareholder Services--Reports to Shareholders."


================================================================================
                       TAXES, DIVIDENDS AND DISTRIBUTIONS
================================================================================

  TAXATION OF THE FUND

     EACH FUND INTENDS TO ELECT TO QUALIFY AND INTENDS TO REMAIN QUALIFIED AS A REGULATED INVESTMENT COMPANY UNDER THE INTERNAL REVENUE CODE OF 1986, AS AMENDED (THE INTERNAL REVENUE CODE). ACCORDINGLY, THE FUNDS WILL NOT BE SUBJECT TO FEDERAL INCOME TAXES ON THEIR NET INVESTMENT INCOME AND CAPITAL GAINS, IF ANY, THAT THEY DISTRIBUTE TO THEIR SHAREHOLDERS.

     In addition, under the Internal Revenue Code, special rules apply to the treatment of certain options and futures contracts (Section 1256 contracts). At the end of each year, such investments held by each Fund will be required to be "marked-to-market" for federal income tax purposes; that is, treated as having been sold at market value. Sixty percent of any gain or loss recognized on these "deemed sales" and on actual dispositions may be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss. See "Taxes" in the Statement of Additional Information.

  TAXATION OF SHAREHOLDERS


     All dividends out of net investment income, together with distributions of net short-term capital gains, will be taxable as ordinary income to the shareholder whether or not reinvested. Certain gains or losses from fluctuations in exchange rates (Section 988 gains or losses) will affect the amount of ordinary income a Fund will be able to pay as dividends. See "Taxes" in the Statement of Additional Information. Any net long-term capital gains distributed to shareholders will be taxable as such to the shareholder, whether or not reinvested and regardless of the length of time a shareholder has owned his or her shares. The maximum long-term capital gains rate for corporate shareholders is currently the same as the maximum tax rate for ordinary income. The maximum long-term capital gains rate for most capital assets held by individual shareholders is currently 20% and the maximum tax rate for ordinary income is 39.6%.

     Any gain or loss realized upon a sale or redemption of shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held more than 18 months and otherwise as short-term capital gain or loss. Any such loss, however, on shares that are held for six months or less, will be treated as a long-term capital loss to the extent of any capital gain distributions received by the shareholder.

  WITHHOLDING TAXES

     Under U.S. Treasury Regulations, each Fund is required to withhold and remit to the U.S. Treasury 31% of dividend, capital gain income and redemption proceeds, payable on the accounts of those shareholders who fail to furnish their tax identification numbers on IRS Form W-9 (or IRS Form W-8 in the case of certain foreign shareholders) with the required certifications regarding the shareholder's status under the federal income tax law.

     Shareholders are urged to consult their own tax advisers regarding specific questions as to federal, state or local taxes. See "Taxes" in the Statement of Additional Information.

  DIVIDENDS AND DISTRIBUTIONS

     EACH FUND EXPECTS TO PAY DIVIDENDS OF NET INVESTMENT INCOME, IF ANY, AND TO MAKE DISTRIBUTIONS OF ANY CAPITAL GAINS IN EXCESS OF NET LONG-TERM CAPITAL LOSSES AT LEAST ANNUALLY. SEE "HOW EACH FUND VALUES ITS SHARES."

     DIVIDENDS AND DISTRIBUTIONS WILL BE PAID IN ADDITIONAL FUND SHARES, BASED ON THE NAV ON THE RECORD DATE OR SUCH OTHER DATE AS THE TRUSTEES MAY DETERMINE, UNLESS THE SHAREHOLDER ELECTS IN WRITING NOT LESS THAN FIVE BUSINESS DAYS PRIOR TO THE RECORD DATE TO RECEIVE SUCH DIVIDENDS AND DISTRIBUTIONS IN CASH. Such election should be submitted to Prudential Mutual Fund Services LLC, Attn:
Account Maintenance Unit, P.O. Box 15015, New Brunswick, New Jersey 08906-5015. A Fund will notify each shareholder after the close of the Fund's taxable year both of the dollar amount and the taxable status of that year's dividends and distributions on a per share basis. If you hold shares through Prudential Securities, you should contact your financial adviser to elect to receive dividends and distributions in cash.


     IF YOU BUY SHARES ON OR BEFORE THE RECORD DATE (THE DATE THAT DETERMINES WHO RECEIVES THE DIVIDEND), YOU WILL RECEIVE A PORTION OF THE MONEY YOU INVESTED AS A TAXABLE DIVIDEND. THEREFORE, YOU SHOULD CONSIDER THE TIMING OF DIVIDENDS WHEN BUYING SHARES OF A FUND.


================================================================================
                               GENERAL INFORMATION
================================================================================

DESCRIPTION OF SHARES

     THE COMPANY WAS ESTABLISHED AS A DELAWARE BUSINESS TRUST ON MAY 11, 1992. THE COMPANY IS AUTHORIZED TO ISSUE AN UNLIMITED NUMBER OF SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE PER SHARE, DIVIDED INTO THE FOLLOWING SIX SERIES OR
PORTFOLIOS: PRUDENTIAL ACTIVE BALANCED FUND (WHOSE SHARES ARE OFFERED THROUGH A SEPARATE PROSPECTUS), PRUDENTIAL STOCK INDEX FUND (WHOSE SHARES ARE OFFERED THROUGH A SEPARATE PROSPECTUS), PRUDENTIAL SMALL-CAP INDEX FUND, PRUDENTIAL BOND MARKET INDEX FUND, PRUDENTIAL PACIFIC INDEX FUND AND PRUDENTIAL EUROPE INDEX FUND. Each Fund described in this Prospectus offers one class of shares. Prudential Active Balanced Fund offers four classes of shares and Prudential Stock Index Fund offers two classes of shares. In accordance with the Company's Declaration of Trust, the Trustees may authorize the creation of additional series of beneficial interest and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine.


     The Company's expenses generally are allocated among the Funds on the basis of relative net assets at the time of allocation, except that expenses directly attributable to a particular Fund or class of a Fund are charged to that Fund or class. Shares of a Fund, when issued, are fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The Company's shares do not have cumulative voting rights for the election of Trustees.

     THE COMPANY DOES NOT INTEND TO HOLD ANNUAL MEETINGS OF SHAREHOLDERS UNLESS OTHERWISE REQUIRED BY LAW. THE COMPANY WILL NOT BE REQUIRED TO HOLD MEETINGS OF SHAREHOLDERS UNLESS, FOR EXAMPLE, THE ELECTION OF TRUSTEES IS REQUIRED TO BE ACTED ON BY SHAREHOLDERS UNDER THE INVESTMENT COMPANY ACT. SHAREHOLDERS HAVE CERTAIN RIGHTS, INCLUDING THE RIGHT TO CALL A MEETING UPON A VOTE OF 10% OR MORE OF THE COMPANY'S OUTSTANDING SHARES FOR THE PURPOSE OF VOTING ON THE REMOVAL OF ONE OR MORE TRUSTEES OR TO TRANSACT ANY OTHER BUSINESS.

ADDITIONAL INFORMATION

     This Prospectus, including the Statement of Additional Information which has been incorporated by reference herein, does not contain all the information set forth in the Registration Statement filed by the Company with the SEC under the Securities Act. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the office of the SEC in Washington, D.C.

================================================================================
                                SHAREHOLDER GUIDE
================================================================================

HOW TO BUY SHARES OF A FUND


     YOU MAY PURCHASE SHARES OF A FUND THROUGH PRUDENTIAL SECURITIES, PRUSEC OR DIRECTLY FROM THE FUND, THROUGH ITS TRANSFER AGENT, PRUDENTIAL MUTUAL FUND SERVICES LLC (PMFS OR THE TRANSFER AGENT), ATTENTION: INVESTMENT SERVICES, P.O. BOX 15020, NEW BRUNSWICK, NEW JERSEY 08906-5020. PARTICIPANTS IN PROGRAMS SPONSORED BY PRUDENTIAL RETIREMENT SERVICES SHOULD CONTACT THEIR CLIENT REPRESENTATIVE FOR MORE INFORMATION ABOUT PURCHASING SHARES OF THE FUND. The offering price is the NAV next determined following receipt of an order in proper form by the Transfer Agent or Prudential Securities. Payment may be made by wire, check or through your brokerage account. Shares of Prudential Pacific Index Fund are offered to a limited group of investors at net asset value without any sales charge. Shares of Prudential Small-Cap Index Fund, Prudential Bond Market Index Fund and Prudential Europe Index Fund are to be offered to a limited group of investors at net asset value without any sales charge commencing on or about October 1, 1997. See "How Each Fund Values its Shares."


     There is no minimum or subsequent investment requirement for shares of the Funds. See "Shareholder Services."

     Application forms can be obtained from PMFS, Prudential Securities or Prusec. If a share certificate is desired, it must be requested in writing for each transaction. Certificates are issued only for full shares. Shareholders who hold their shares through Prudential Securities will not receive share certificates.

     The Funds reserve the right to reject any purchase order (including an exchange into a Fund) or to suspend or modify the continuous offering of their shares. See "How to Sell Your Shares."

     Your dealer is responsible for forwarding payment promptly to the applicable Fund. The Distributor reserves the right to cancel any purchase order for which payment has not been received by the third business day following the investment.

     Transactions in Fund shares may be subject to postage and handling charges imposed by your dealer.

  ELIGIBLE PURCHASERS


   Class Z shares of each Fund are available for purchase by (i) investors who purchase $1 million or more of shares (or who already own $1 million of shares of other Prudential Mutual Funds), including those described under "Benefit Plans", "Prudential Retirement Programs" and "PruArray Association Benefit Plans" below, (ii) participants in any fee-based program or trust program sponsored by Prudential Securities, The Prudential Savings Bank, F.S.B. (or any affiliate) which includes mutual funds as investment options and for which the Fund is an available option, (iii) certain participants in the MEDLEY Program (group variable annuity contracts) sponsored by Prudential, for whom Class Z shares of the Prudential Mutual Funds are an available investment option, (iv) Benefit Plans for which Prudential Retirement Services serves as recordkeeper and as of September 20, 1996 (a) were Class Z shareholders of the Prudential Mutual Funds or (b) executed a letter of intent to purchase Class Z shares of the Prudential Mutual Funds, (v) current and former Directors/Trustees of the Prudential Mutual Funds (including the Fund), and (vi) employees of Prudential and/or Prudential Securities who participate in a Prudential-sponsored employee savings plan.


     RIGHTS OF ACCUMULATION. Shares of each Fund and shares of other Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) may be aggregated to determine eligibility. See "Purchase and Redemption of Fund Shares" in the Statement of Additional Information.

     BENEFIT PLANS. Shares of each Fund may be purchased by a Benefit Plan, provided that the Benefit Plan has existing assets of at least $1 million invested in shares of Prudential Mutual Funds (excluding money market funds other than those acquired pursuant to the exchange privilege) or 250 eligible employees or participants. In the case of Benefit Plans whose accounts are held directly with the Transfer Agent or Prudential Securities and for which the Transfer Agent or Prudential Securities does individual account recordkeeping (Direct Account Benefit Plans) and Benefit Plans sponsored by PSI or its subsidiaries (PSI or Subsidiary Prototype Benefit Plans), shares may be purchased by participants who are repaying loans made from such plans to the participant.

     PRUDENTIAL RETIREMENT PROGRAMS. Shares of each Fund may be purchased by certain savings, retirement and deferred compensation plans, qualified or non-qualified under the Internal Revenue Code, for which Prudential serves as the plan administrator or recordkeeper, provided that (i) the plan has at least $1 million in existing assets or 250 eligible employees and (ii) the Fund is an available investment option. These plans include pension, profit-sharing, stock bonus or other employee benefit plans under Section 401 of the Internal Revenue Code, deferred compensation and annuity plans under Sections 457 or 403(b)(7) of the Internal Revenue Code and plans that participate in the Transfer Agent's PruArray and SmartPath Programs (benefit plan recordkeeping services) (hereafter referred to as a PruArray or SmartPath Plan). All plans of a company for which Prudential serves as plan administrator or recordkeeper are aggregated in meeting the $1 million threshold. The term "existing assets" as used herein includes stock issued by a plan sponsor, shares of Prudential Mutual Funds and shares of certain unaffiliated mutual funds that participate in the PruArray or SmartPath Program (Participating Funds). "Existing assets" also include monies invested in The Guaranteed Interest Account (GIA), a group annuity insurance product issued by Prudential, and units of The Stable Value Fund (SVF), an unaffiliated bank collective fund. Shares of each Fund may also be purchased by plans that have monies invested in GIA and SVF, provided (i) the purchase is made with the proceeds of a redemption from either GIA or SVF and (ii) shares of the Fund are an investment option of the plan.


     PRUARRAY ASSOCIATION BENEFIT PLANS. Shares are also offered to Benefit Plans sponsored by employers which are members of a common trade, professional or membership association (Association) that participate in the PruArray Program provided that the Association enters into a written agreement with Prudential. Such Benefit Plans may purchase shares of a Fund without regard to the assets or number of participants in the individual employer's qualified Plan(s) so long as the employers in the Association (i) have retirement plan assets in the aggregate of at least $50 million and (ii) maintain their accounts with the Fund's transfer agent.


   PRUARRAY SAVINGS PROGRAM. Shares of each Fund are also offered to employees of companies that enter into a written agreement with Prudential Retirement Services to participate in the PruArray Savings Program. Under this Program, a limited number of Prudential Mutual Funds are available for purchase by Individual Retirement Accounts and Savings Accumulation Plans of the company's employees. The Program is available only to (i) employees who open an IRA or Savings Accumulation Plan account with the Fund's transfer agent and (ii) spouses of employees who open an

IRA account with the Fund's transfer agent. The program is offered to companies that have at least 250 eligible employees.


     In connection with the sale of shares, the Manager, the Distributor or one of their affiliates will pay dealers, financial advisers and other persons that distribute shares a finders' fee from its own resources based on a percentage of the net asset value of shares sold by such persons.


     PURCHASE BY WIRE. For an initial purchase of shares of a Fund by wire, you must first telephone PMFS to receive an account number at (800) 225-1852 (toll-free). The following information will be requested: your name, address, tax identification number, dividend distribution election, amount being wired and wiring bank. Instructions should then be given by you to your bank to transfer funds by wire to State Street Bank and Trust Company, Boston, Massachusetts, Custody and Shareholder Services Division, Attention: Prudential Dryden Fund, specifying on the wire the account number assigned by PMFS and your name and identifying the Fund.


     If you arrange for receipt by State Street of federal funds prior to 4:15 P.M., New York time, on a business day, you may purchase shares of the applicable Fund as of that day.

     In making a subsequent purchase order by wire, you should wire State Street directly and should be sure that the wire specifies Prudential Dryden Fund, the Fund whose shares you are purchasing, and your name and individual account number. It is not necessary to call PMFS to make subsequent purchase orders utilizing federal funds. The minimum amount which may be invested by wire is $1,000.

HOW TO SELL YOUR SHARES

     YOU CAN REDEEM SHARES OF A FUND AT ANY TIME FOR CASH AT THE NAV PER SHARE NEXT DETERMINED AFTER THE REDEMPTION REQUEST IS RECEIVED IN PROPER FORM BY THE TRANSFER AGENT OR PRUDENTIAL SECURITIES. See "How Each Fund Values its Shares."


     IF YOU HOLD SHARES OF THE FUND THROUGH PRUDENTIAL SECURITIES, YOU MUST REDEEM YOUR SHARES THROUGH PRUDENTIAL SECURITIES. PLEASE CONTACT YOUR PRUDENTIAL SECURITIES FINANCIAL ADVISER.


     IF YOU HOLD SHARES IN NON-CERTIFICATE FORM, A WRITTEN REQUEST FOR REDEMPTION SIGNED BY YOU EXACTLY AS THE ACCOUNT IS REGISTERED IS REQUIRED. IF YOU HOLD CERTIFICATES, THE CERTIFICATES SIGNED IN THE NAMES(S) SHOWN ON THE FACE OF THE CERTIFICATES, MUST BE RECEIVED BY THE TRANSFER AGENT IN ORDER FOR THE REDEMPTION REQUEST TO BE PROCESSED. IF REDEMPTION IS REQUESTED BY A CORPORATION, PARTNERSHIP, TRUST OR FIDUCIARY, WRITTEN EVIDENCE OF AUTHORITY ACCEPTABLE TO THE TRANSFER AGENT MUST BE SUBMITTED BEFORE SUCH REQUEST WILL BE ACCEPTED. All correspondence and documents concerning redemptions should be sent to the Fund whose shares you are redeeming in care of its Transfer Agent, Prudential Mutual Fund Services LLC, Attention: Redemption Services, P.O. Box 15010, New Brunswick, New Jersey 08906-5010.


     If the proceeds of the redemption (a) exceed $50,000, (b) are to be paid to a person other than the record owner, (c) are to be sent to an address other than the address on the Transfer Agent's records, or (d) are to be paid to a corporation, partnership, trust or fiduciary, the signature(s) on the redemption request and on the certificates, if any, or stock power must be guaranteed by an "eligible guarantor institution." An "eligible guarantor institution" includes any bank, broker, dealer or credit union. The Transfer Agent reserves the right to request additional information from, and make reasonable inquiries of, any eligible guarantor institution. For clients of Prusec, a signature guarantee may be obtained from the agency or office manager of most Prudential Insurance and Financial Services or Prudential Preferred Financial Services offices. In the case of redemptions from a PruArray or SmartPath Plan, if the proceeds of the redemption are invested in another investment option of the plan, in the name of the record holder and at the same address as reflected in the Transfer Agent's records, a signature guarantee is not required.


     PAYMENT FOR SHARES PRESENTED FOR REDEMPTION WILL BE MADE BY CHECK WITHIN SEVEN DAYS AFTER RECEIPT BY THE TRANSFER AGENT OF THE CERTIFICATE AND/OR WRITTEN REQUEST EXCEPT AS INDICATED BELOW. IF YOU HOLD SHARES THROUGH

PRUDENTIAL SECURITIES, PAYMENT FOR SHARES PRESENTED FOR REDEMPTION WILL BE CREDITED TO YOUR PRUDENTIAL SECURITIES ACCOUNT, UNLESS YOU INDICATE OTHERWISE. Such payment may be postponed or the right of redemption suspended at times (a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on such Exchange is restricted, (c) when an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for a Fund fairly to determine the value of its net assets, or (d) during any other period when the SEC, by order, so permits; provided that applicable rules and regulations of the SEC shall govern as to whether the conditions prescribed in (b), (c) or (d) exist.

     PAYMENT FOR REDEMPTION OF RECENTLY PURCHASED SHARES WILL BE DELAYED UNTIL A FUND OR ITS TRANSFER AGENT HAS BEEN ADVISED THAT THE PURCHASE CHECK HAS BEEN HONORED, UP TO 10 CALENDAR DAYS FROM THE TIME OF RECEIPT OF THE PURCHASE CHECK BY THE TRANSFER AGENT. SUCH DELAY MAY BE AVOIDED BY PURCHASING SHARES BY WIRE OR BY CERTIFIED OR CASHIER'S CHECK.

     REDEMPTION IN KIND. If the Trustees determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the investment portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. Securities will be readily marketable and will be valued in the same manner as a regular redemption. See "How Each Fund Values its Shares." If your shares are redeemed in kind, you would incur transaction costs in converting the assets into cash. The Company has, however, elected to be governed by Rule 18f-1 under the Investment Company Act, under which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during a 90-day period for any one shareholder.

HOW TO EXCHANGE YOUR SHARES

     AS A SHAREHOLDER OF A FUND YOU HAVE AN EXCHANGE PRIVILEGE WITH THE OTHER SERIES OF THE COMPANY AND CERTAIN OTHER PRUDENTIAL MUTUAL FUNDS, INCLUDING ONE OR MORE SPECIFIED MONEY MARKET FUNDS, SUBJECT TO THE MINIMUM INVESTMENT REQUIREMENTS OF SUCH FUNDS. SHAREHOLDERS HAVE THE ABILITY TO EXCHANGE THEIR CLASS Z SHARES OF A FUND FOR CLASS Z SHARES OF ANOTHER FUND ON THE BASIS OF THE RELATIVE NAV. Shareholders who are eligible to purchase Class A shares of other Prudential Mutual Funds at NAV have the ability to exchange their shares of a Fund for Class A shares of another fund on the basis of the relative NAV. An exchange will be treated as a redemption and purchase for tax purposes.

     IN ORDER TO EXCHANGE SHARES BY TELEPHONE, YOU MUST AUTHORIZE TELEPHONE EXCHANGES ON YOUR INITIAL APPLICATION FORM OR BY WRITTEN NOTICE TO THE TRANSFER AGENT AND HOLD SHARES IN NON-CERTIFICATE FORM. Thereafter, you may call the Company at (800) 225-1852 to execute a telephone exchange of shares, on weekdays, except holidays, between the hours of 8:00 A.M. and 6:00 P.M., New York time. For your protection and to prevent fraudulent exchanges, your telephone call will be recorded and you will be asked to provide your personal identification number. A written confirmation of the exchange transaction will be sent to you. NEITHER THE FUNDS NOR THEIR AGENTS WILL BE LIABLE FOR ANY LOSS, LIABILITY OR COST WHICH RESULTS FROM ACTING UPON INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE UNDER THE FOREGOING PROCEDURES. All exchanges will be made on the basis of the relative NAV of the two funds next determined after the request is received in good order. The exchange privilege is available only in states where the exchange may legally be made.

     IF YOU HOLD SHARES THROUGH PRUDENTIAL SECURITIES, YOU MUST EXCHANGE YOUR SHARES BY CONTACTING YOUR PRUDENTIAL SECURITIES FINANCIAL ADVISER.

     IF YOU HOLD CERTIFICATES, THE CERTIFICATES, SIGNED IN THE NAME(S) SHOWN ON THE FACE OF THE CERTIFICATES, MUST BE RETURNED IN ORDER FOR THE SHARES TO BE EXCHANGED. SEE "HOW TO SELL YOUR SHARES" ABOVE.

     You may also exchange shares by mail by writing to Prudential Mutual Fund Services LLC, Attention: Exchange Processing, P.O. Box 15010, New Brunswick, New Jersey 08906-5010.

     IN PERIODS OF SEVERE MARKET OR ECONOMIC CONDITIONS THE TELEPHONE EXCHANGE OF SHARES MAY BE DIFFICULT TO IMPLEMENT AND YOU SHOULD MAKE EXCHANGES BY MAIL BY WRITING TO PRUDENTIAL MUTUAL FUND SERVICES LLC, AT THE ADDRESS NOTED ABOVE.

     The Exchange Privilege is not a right and may be suspended, modified or terminated on 60 days' notice to shareholders.

     FREQUENT TRADING. The Funds and the other Prudential Mutual Funds are not intended to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Due to the disruptive effect that market timing investment strategies and excessive trading can have on efficient portfolio management, each Prudential Mutual Fund, including the Funds, reserves the right to refuse purchase orders and exchanges by any person, group or commonly controlled accounts, if, in the Manager's sole judgment, such person, group or accounts were following a market timing strategy or were otherwise engaging in excessive trading ("Market Timers").

     To implement this authority to protect each Fund and its shareholders from excessive trading, each Fund will reject all exchanges and purchases from a Market Timer unless the Market Timer has entered into a written agreement with the Fund or its affiliates pursuant to which the Market Timer has agreed to abide by certain procedures, which include a daily dollar limit on trading. The Fund may notify the Market Timer of rejection of an exchange or purchase order subsequent to the day on which the order was placed.


SHAREHOLDER SERVICES

   In addition to the exchange privilege, as a shareholder in a Fund, you can take advantage of the following additional services and privileges:

     o AUTOMATIC REINVESTMENT OF DIVIDENDS AND/OR DISTRIBUTIONS. For your convenience, all dividends and distributions are automatically reinvested in full and fractional shares of the Funds at NAV. You may direct the Transfer Agent in writing not less than 5 full business days prior to the record date to have subsequent dividends and/or distributions sent in cash rather than reinvested. If you hold shares through Prudential Securities, you should contact your financial adviser.

     o TAX-DEFERRED RETIREMENT PLANS. Various tax-deferred retirement plans, including a 401(k) plan, self-directed individual retirement accounts and "tax-sheltered accounts" under Section 403(b)(7) of the Internal Revenue Code are available through the Distributor. These plans are for use by both self-employed individuals and corporate employers. These plans permit either self-direction of accounts by participants, or a pooled account arrangement. Information regarding the establishment of these plans, the administration, custodial fees and other details is available from Prudential Securities or the Transfer Agent. If you are considering adopting such a plan, you should consult with your own legal or tax adviser with respect to the establishment and maintenance of such a plan.

     o SYSTEMATIC WITHDRAWAL PLAN. A systematic withdrawal plan is available to shareholders, which provides for monthly or quarterly checks. See also "Shareholder Investment Account--Systematic Withdrawal Plan" in the Statement of Additional Information.


     o REPORTS TO SHAREHOLDERS. The Funds will send you annual and semi-annual reports. The financial statements appearing in annual reports are audited by independent accountants. In order to reduce duplicate mailing and printing expenses, each Fund will provide one annual and semi-annual shareholder report and annual prospectus per household. You may request additional copies of such reports by calling (800) 225-1852 (toll-free) or by writing to the Fund at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077. In addition, monthly unaudited financial data are available upon request from each Fund.

     o SHAREHOLDER INQUIRIES. Inquiries should be addressed to the Funds at Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, or by telephone, at (800) 225-1852 (toll-free) or, from outside the U.S.A. at (908) 417-7555 (collect).


     For additional information regarding the services and privileges described above, see "Shareholder Investment Account" in the Statement of Additional Information.

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

================================================================================
                        THE PRUDENTIAL MUTUAL FUND FAMILY
================================================================================

     Prudential Investments Fund Management offers a broad range of mutual funds designed to meet your individual needs. We welcome you to review the investment options available through our family of funds. For more information on the Prudential Mutual Funds, including charges and expenses, contact your Prudential Securities financial adviser or Prusec representative or telephone the Fund at
(800) 225-1852 for a free prospectus. Read the prospectus carefully before you invest or send money.
------------------
TAXABLE BOND FUNDS
------------------
Prudential Diversified Bond Fund, Inc.
Prudential Government Income Fund, Inc.
Prudential Government Securities Trust
  Short-Intermediate Term Series
Prudential High Yield Fund, Inc.
Prudential Mortgage Income Fund, Inc.
Prudential Structured Maturity Fund, Inc.
  Income Portfolio
The BlackRock Government Income Trust
---------------------
TAX-EXEMPT BOND FUNDS
---------------------
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Yield Series
  Insured Series
  Intermediate Series
Prudential Municipal Series Fund
  Florida Series
  Maryland Series
  Massachusetts Series
  Michigan Series
  New Jersey Series
  New York Series
  North Carolina Series
  Ohio Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.
------------
GLOBAL FUNDS
------------
Prudential Europe Growth Fund, Inc.
Prudential Global Genesis Fund, Inc.
Prudential Global Limited Maturity Fund, Inc.
  Limited Maturity Portfolio
Prudential Intermediate Global Income Fund, Inc.

Prudential International Bond Fund, Inc.

Prudential Natural Resources Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
   Global Series
   International Stock Series

The Global Total Return Fund, Inc.
Global Utility Fund, Inc.
------------
EQUITY FUNDS
------------
Prudential Balanced Fund
Prudential Distressed Securities Fund, Inc.
Prudential Dryden Fund
  Prudential Active Balanced Fund
  Prudential Stock Index Fund
  Prudential Small-Cap Index Fund
  Prudential Bond Market Index Fund
  Prudential Pacific Index Fund
  Prudential Europe Index Fund
Prudential Emerging Growth Fund, Inc.
Prudential Equity Fund, Inc.
Prudential Equity Income Fund
Prudential Jennison Series Fund, Inc.
  Prudential Jennison Growth Fund
  Prudential Jennison Growth & Income Fund
Prudential Multi-Sector Fund, Inc.
Prudential Small Company Value Fund, Inc.
Prudential Utility Fund, Inc.
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
------------------
MONEY MARKET FUNDS
------------------
o Taxable Money Market Funds
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Special Money Market Fund, Inc.
  Money Market Series
Prudential MoneyMart Assets, Inc.
o Tax-Free Money Market Funds
Prudential Tax-Free Money Fund, Inc.
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  Connecticut Money Market Series
  Massachusetts Money Market Series
  New Jersey Money Market Series
  New York Money Market Series
o Command Funds
Command Money Fund
Command Government Fund
Command Tax-Free Fund
o Institutional Money Market Funds
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series

No dealer, sales representative or any other person
has been authorized to give any information or to
make any representations, other than those contained
in this Prospectus, in connection with the offer
contained herein, and, if given or made, such other
information or representations must not be relied
upon as having been authorized by the Fund or the
Distributor. This Prospectus does not constitute an
offer by the Fund or by the Distributor to sell or a        PRUDENTIAL
solicitation of any offer to buy any of the
securities offered hereby in any jurisdiction to any        SMALL-CAP
person to whom it is unlawful to make such offer in
such jurisdiction.                                          INDEX FUND

---------------------------------------------------
                 TABLE OF CONTENTS                          ------------

                                               PAGE
                                               ----         PRUDENTIAL
FUND HIGHLIGHTS ..............................    2
 What are the Funds' Risk Factors and                       BOND MARKET
   Special Characteristics? ..................    2
FUND EXPENSES ................................    4         INDEX FUND
HOW THE FUNDS INVEST .........................    5
  Investment Objectives and Policies .........    5
  Other Investments and Policies .............   10         ------------
  Hedging and Return Enhancement Strategies ..   12
  Investment Restrictions ....................   14
HOW THE FUNDS ARE  MANAGED ...................   14         PRUDENTIAL
  Manager ....................................   15
  Subadviser .................................   15         PACIFIC
  Distributor ................................   15
  Fee Waivers and Subsidy ....................   16         INDEX FUND
  Portfolio Transactions .....................   17
  Custodian and Transfer and
    Dividend Disbursing Agent ................   17         ------------
HOW EACH FUND VALUES ITS SHARES ..............   17
HOW EACH FUND CALCULATES PERFORMANCE .........   17
TAXES, DIVIDENDS AND DISTRIBUTIONS ...........   18         PRUDENTIAL
GENERAL INFORMATION ..........................   19
  Description of Shares ......................   19         EUROPE
  Additional Information .....................   20
SHAREHOLDER GUIDE ............................   20         INDEX FUND
  How to Buy Shares of a Fund ................   20
  How to Sell Your Shares ....................   22                -------
  How to Exchange Your Shares ................   23
  Shareholder Services .......................   24               PROSPECTUS
THE PRUDENTIAL MUTUAL FUND FAMILY ............  A-1
---------------------------------------------------
MF177A                                      42M554J             JUNE 18, 1997,
---------------------------------------------------
  CUSIP Nos.:  Prudential Small-Cap Index Fund                  AS SUPPLEMENTED
                Class Z: 74431F-84-5
                                                              SEPTEMBER 24, 1997
               Prudential Bond Market Index Fund
                Class Z: 74431F-83-7                               --------

               Prudential Pacific Index Fund                   [LOGO] PRUDENTIAL
                Class Z: 74431F-82-9
                                                                  INVESTMENTS
               Prudential Europe Index Fund
                Class Z: 74431F-81-1
---------------------------------------------------